Note 6 - Blanket Zimbabwe Indigenisation Transaction - Shareholder Percentages and Facilitation Loan Balances (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 20, 2012	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Shareholding		51.00%	36.00%
NCI Recognized			13.20%
NCI subject to facilitation loans			12.80%
Faciliation loans	[1]		$ 15,026	$ 16,712
NIEEF [member]
Statement Line Items [Line Items]
Shareholding		16.00%	16.00%
NCI Recognized			3.20%
NCI subject to facilitation loans			12.80%
Faciliation loans	[1]		$ 9,414	10,359
Community Trust [member]
Statement Line Items [Line Items]
Shareholding		10.00%	10.00%
NCI Recognized			10.00%
NCI subject to facilitation loans			0.00%
Faciliation loans	[1]		$ 0	0
BETS [member]
Statement Line Items [Line Items]
Shareholding	[2]		10.00%
Faciliation loans	[1]		$ 5,612	$ 6,353

[1]	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.
[2]	Accounted for under IAS19 Employee Benefits.